CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 16,875	$ 18,398	$ 19,081
Securities:
Taxable	1,958	1,789	1,460
Tax exempt	1,361	1,268	1,398
Other	25	20	22
Total interest income	20,219	21,475	21,961
Interest expense
Deposits	2,087	2,956	3,914
Advances from Federal Home Loan Bank	271	307	748
Other borrowings	186	290	304
Total interest expense	2,544	3,553	4,966
Net interest income	17,675	17,922	16,995
Provision for loan losses (Note 3)	2,515	3,700	3,950
Net interest income after provision for loan losses	15,160	14,222	13,045
Noninterest income
Customer service charges	3,365	3,454	3,160
Insurance and investment commissions	711	672	690
Gains on sales of loans (Note 4)	1,634	672	682
Gains on sales of securities (Note 2)	419	129	537
Loss on other than temporary impairment of securities (Note 2)			(94)
Gains/(losses) on sales and write-downs and other assets (Note 7)	(358)	29	(432)
Earnings on life insurance policies	447	354	360
Other income	671	829	666
Total noninterest income	6,889	6,139	5,569
Noninterest expense
Salaries and benefits (Notes 13 and 14)	7,873	7,348	7,040
Occupancy and equipment (Note 5)	2,256	2,247	2,157
Data processing	1,852	1,740	1,651
Professional fees	887	793	675
Supplies and postage	430	517	497
Advertising and promotional	212	160	168
Intangible asset amortization (Note 6)	448	448	448
Loan and collection expense	589	575	678
FDIC insurance	377	488	641
Other expense	1,520	1,472	1,294
Total noninterest expense	16,444	15,788	15,249
Income before income tax	5,605	4,573	3,365
Income tax expense (Note 11)	1,343	1,060	654
Net income	$ 4,262	$ 3,513	$ 2,711
Basic earnings per common share (Note 15)	$ 1.29	$ 1.07	$ 0.83
Diluted earnings per common share (Note 15)	$ 1.29	$ 1.07	$ 0.83
Dividends declared per common share	$ 0.50	$ 0.48	$ 0.48